Related Party Transactions	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Related Party Transactions

14. Related party transactions

The Company analyzed its transactions with related parties for the years ended December 31, 2023, 2022 and 2021, and determined that it had the no material transactions that have not been described elsewhere in the financial statements.